Long-Term Debt, Net - Schedule of Derivative Liabilities at Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Derivative Liabilities At Fair Value Abstract
Balance	$ 4	$ 19	$ 255	$ 18,735
Increase in derivative liability upon extinguishment of debt	(4)		6,312
Change in fair value		(15)	(6,548)	(18,480)
Balance	$ 0	$ 4	$ 19	$ 255